Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Property and equipment gross	$ 27,781,140	$ 27,722,796
Less: accumulated depreciation	(18,707,442)	(15,498,214)
Property and equipment, net	9,073,698	12,224,582
Buildings and improvements [Member]
Property and equipment
Property and equipment gross	1,097,647	1,188,006
Computer and office equipment [Member]
Property and equipment
Property and equipment gross	117,390	446,033
Revenue equipment – trucking [Member]
Property and equipment
Property and equipment gross	9,833,295	16,107,826
Revenue equipment – car-hailing and driver management services [Member]
Property and equipment
Property and equipment gross	$ 16,732,808	$ 9,980,931